Debt - Additional Information (Detail) - USD ($)	1 Months Ended		3 Months Ended		12 Months Ended
	Mar. 30, 2017	Dec. 31, 2016	Jun. 30, 2017	Jun. 30, 2016	Mar. 31, 2017	Mar. 31, 2016	Nov. 30, 2014	Jan. 31, 2013
Debt Instrument, Interest Rate, Basis for Effective Rate			prime rate (as such term is defined in the NMM Note) plus 1%
Debt Conversion, Converted Instrument, Shares Issued	499,000
Debt Instrument, Convertible, Conversion Price	$ 10.00
Debt Issuance Costs, Current, Net	$ 161,000		$ 107,333		$ 161,000
Convertible Notes Payable, Current	$ 4,829,000		4,882,667		4,829,000	$ 0
Interest Expense			$ 192,989	$ 2,659	82,905	$ 542,296
Unsecured Debt [Member]
Debt Instrument, Interest Rate, Stated Percentage	12.40%		12.40%
Percentage of Note Not Being Converted	25.00%		25.00%
Network Medical Management, Inc. [Member]
Debt Instrument, Face Amount			$ 5,000,000
Debt Instrument, Interest Rate, Stated Percentage			5.25%
Debt Instrument, Interest Rate, Basis for Effective Rate			prime plus 1%
Interest Expense			$ 139,322	$ 0
Restricted Cash [Member]
Debt Instrument, Collateral Amount			745,117		765,058
Standby Letters of Credit [Member]
Debt Instrument, Face Amount					$ 6,699,329
First Republic Bank [Member] | Line of Credit [Member]
Debt Instrument, Face Amount			$ 150,000
Debt Instrument, Description of Variable Rate Basis			3.0%
Debt Instrument, Interest Rate, Effective Percentage			7.25%		7.00%
Long-term Line of Credit			$ 25,000		$ 62,500
City National Bank [Member] | Standby Letters of Credit [Member]
Debt Instrument, Face Amount		$ 235,000					$ 500,000	$ 10,000
Debt Instrument, Maturity Date		Dec. 31, 2017
Convertible Promissory [Member]
Debt Instrument, Face Amount	$ 4,990,000
Debt Instrument, Interest Rate, Stated Percentage	6.00%
Debt Conversion, Converted Instrument, Shares Issued	499,000
Debt Instrument, Convertible, Conversion Price	$ 10.00